Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of loans and leases receivable related parties
Balance, January 1	$ 9,872	$ 9,919
New loans and renewals during the year	5,735	9,698
Repayments (including loans paid by renewal) during the year	(6,298)	(9,745)
Balance, December 31	$ 9,309	$ 9,872